OTHER INCOME	12 Months Ended
Jul. 31, 2018
Other Income and Expenses [Abstract]
OTHER INCOME

NOTE 9. OTHER INCOME

Other income for the year ended July 31, 2018 was $205,748, and $0 for the year ended July 31, 2017.

Other income of $205,748 for the year ended July 31, 2018 was generated through real estate commissions.